Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 3,580	$ 3,580
Accumulated Amortization		(1,309)	(847)
Net Carrying Value	$ 1,925	2,271	2,733
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		2,500	2,500
Accumulated Amortization		(708)	(458)
Net Carrying Value		1,792	2,042
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		640	640
Accumulated Amortization		(363)	(235)
Net Carrying Value		277	405
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		440	440
Accumulated Amortization		(238)	(154)
Net Carrying Value		$ 202	$ 286